Accounts Receivable (Tables)	6 Months Ended
Jun. 30, 2024
Accounts Receivable [Abstract]
Schedule of Accounts Receivable	Accounts receivable as of June 30, 2024 and December 31, 2023 consisted of the following:
	June 30, 2024	December 31, 2023
Accounts receivable	$10,395,061	$6,292,469
Less: allowance for doubtful accounts	(38,376)	(39,280)
Accounts receivable, net	$10,356,685	$6,253,189

Schedule of Allowance for Doubtful Accounts	Changes of allowance for doubtful accounts for the fiscal periods ended June 30, 2024 and December 31, 2023 were as follow:
	June 30, 2024	December 31, 2023
Beginning balance	$(39,280)	$(2,478)
Provision adjustment for accounts receivable	-	(36,972)
Exchange difference	904	170
Ending balance	$(38,376)	$(39,280)